Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
OTHER FINANCIAL ASSETS
Summary of Other Financial Assets

	Current		Non-current
	12-31-2018	12-31-2017	12-31-2018	12-31-2017
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with changes in results	90,839	—	—	33,158
Financial assets at fair value with change in other comprehensive income	269,031	—	2,352,894	2,595,343
Financial assets held to maturity	880,268	185,913	689,146	—
Hedging derivatives	39,022,012	20,038,433	4,191,543	30,789,703
Non-Hedging derivatives	41,023	402,716	36,086	—
Total	40,303,173	20,627,062	7,269,669	33,418,204